JPMorgan International Value ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Australia — 4.6%
BHP Group Ltd.	13,487	374,601
BlueScope Steel Ltd.	5,861	85,108
Fortescue Ltd.	5,885	73,226
Glencore plc	29,735	164,995
JB Hi-Fi Ltd.	1,914	87,391
Perseus Mining Ltd.	58,673	97,760
QBE Insurance Group Ltd.	4,025	47,503
Rio Tinto plc	4,333	281,788
Ventia Services Group Pty. Ltd.	31,183	89,777
Vicinity Ltd., REIT	56,914	78,917
Whitehaven Coal Ltd.	15,490	78,201
		1,459,267
Austria — 1.0%
Erste Group Bank AG	2,275	118,337
OMV AG	1,693	70,835
Telekom Austria AG	7,873	72,936
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,169	69,861
		331,969
Belgium — 0.8%
Ageas SA	1,914	91,377
KBC Group NV	1,167	90,263
Proximus SADP	4,222	30,534
Solvay SA	1,296	45,625
		257,799
Brazil — 1.8%
Banco do Brasil SA	17,214	80,711
Cia de Saneamento de Minas Gerais Copasa MG	17,478	68,322
Gerdau SA (Preference)	14,595	47,143
Petroleo Brasileiro SA (Preference)	28,060	184,846
TIM SA	14,025	43,071
Vale SA	12,034	130,677
		554,770
Canada — 4.2%
Canadian Natural Resources Ltd.	1,266	44,949
CI Financial Corp.	5,300	64,069
Dundee Precious Metals, Inc.	11,420	96,528
EQB, Inc.	1,157	80,759
Fairfax Financial Holdings Ltd.	97	114,394
First Capital REIT, REIT	3,565	42,269
Manulife Financial Corp.	6,928	184,559
NuVista Energy Ltd. *	7,833	75,854
Precision Drilling Corp. *	615	47,315
Russel Metals, Inc.	2,356	68,497
Suncor Energy, Inc.	3,883	155,078

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — continued
Toronto-Dominion Bank (The)	4,948	292,189
Whitecap Resources, Inc.	8,834	68,080
		1,334,540
China — 8.4%
Agricultural Bank of China Ltd., Class H	266,000	119,033
Alibaba Group Holding Ltd.	39,800	391,641
BOC Hong Kong Holdings Ltd.	23,000	66,915
China CITIC Bank Corp. Ltd., Class H	109,000	65,229
China Construction Bank Corp., Class H	318,000	222,055
China Feihe Ltd. (a)	131,000	59,329
China Merchants Bank Co. Ltd., Class H	22,000	91,186
China Pacific Insurance Group Co. Ltd., Class H	37,400	99,410
China Resources Pharmaceutical Group Ltd. (a)	72,500	49,574
CSPC Pharmaceutical Group Ltd.	108,000	80,335
Geely Automobile Holdings Ltd.	65,000	66,044
Gree Electric Appliances, Inc. of Zhuhai, Class A	17,500	96,957
Industrial & Commercial Bank of China Ltd., Class H	240,000	132,956
JD.com, Inc., Class A	12,500	164,820
Jiangxi Copper Co. Ltd., Class H	44,000	77,349
Kunlun Energy Co. Ltd.	92,000	89,184
Livzon Pharmaceutical Group, Inc., Class H	22,900	70,191
People's Insurance Co. Group of China Ltd. (The), Class H	231,000	77,723
PetroChina Co. Ltd., Class H	138,000	119,836
PICC Property & Casualty Co. Ltd., Class H	48,000	62,943
Ping An Insurance Group Co. of China Ltd., Class H	23,000	99,880
Sinopharm Group Co. Ltd., Class H	35,600	83,501
Sinotruk Hong Kong Ltd.	32,500	85,484
Vipshop Holdings Ltd., ADR	3,662	49,950
Weichai Power Co. Ltd., Class H	33,000	52,815
Yangzijiang Shipbuilding Holdings Ltd.	35,200	70,972
		2,645,312
Denmark — 1.0%
Danske Bank A/S	3,686	112,727
H Lundbeck A/S	8,941	55,938
Jyske Bank A/S (Registered)	867	70,680
Sydbank A/S	1,333	71,865
		311,210
Finland — 1.6%
Fortum OYJ	5,743	88,310
Konecranes OYJ	945	66,012
Nokia OYJ	25,376	99,725
Nordea Bank Abp	12,783	149,583
UPM-Kymmene OYJ	2,620	86,659
		490,289
France — 5.9%
AXA SA	5,104	179,201

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
BNP Paribas SA	2,958	202,664
Cie de Saint-Gobain SA	1,465	125,676
Cie Generale des Etablissements Michelin SCA	2,728	107,999
Credit Agricole SA	4,798	72,812
Eiffage SA	761	75,736
Engie SA	7,526	118,310
Eurazeo SE	592	46,576
Orange SA	7,281	80,799
Renault SA	1,318	63,873
SCOR SE	579	12,392
Societe Generale SA	3,247	84,217
TotalEnergies SE	5,479	369,648
Vallourec SACA *	4,269	69,024
Vicat SACA	1,793	62,353
Vinci SA	1,588	181,219
		1,852,499
Georgia — 0.2%
Bank of Georgia Group plc	846	49,736
Germany — 5.7%
Allianz SE (Registered)	1,021	287,580
Commerzbank AG	7,281	118,698
Deutsche Bank AG (Registered)	8,889	138,362
Deutsche Telekom AG (Registered)	8,952	234,162
Douglas AG *	2,425	50,573
E.ON SE	9,359	131,242
Fresenius SE & Co. KGaA *	2,979	106,740
Heidelberg Materials AG	724	75,426
Henkel AG & Co. KGaA (Preference)	1,219	104,275
Hornbach Holding AG & Co. KGaA	562	46,064
Mercedes-Benz Group AG	2,275	150,388
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	419	206,368
SAF-Holland SE	2,485	50,836
Traton SE	1,615	50,953
TUI AG *	7,434	47,941
		1,799,608
Greece — 0.5%
Hellenic Telecommunications Organization SA	5,291	86,930
National Bank of Greece SA	7,459	65,468
		152,398
Hong Kong — 0.8%
Bank of East Asia Ltd. (The)	55,200	69,623
Cathay Pacific Airways Ltd.	44,000	45,969
Pacific Basin Shipping Ltd.	240,000	72,062
United Laboratories International Holdings Ltd. (The)	68,000	78,117
		265,771

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hungary — 0.3%
OTP Bank Nyrt.	1,870	95,859
India — 2.7%
Bank of Baroda	25,533	77,508
Bharat Petroleum Corp. Ltd.	15,266	64,033
Canara Bank	36,584	50,269
Coal India Ltd.	14,936	93,423
Natco Pharma Ltd.	6,306	102,881
NMDC Ltd.	17,378	50,316
Oil & Natural Gas Corp. Ltd.	25,003	99,887
State Bank of India, GDR (a)	1,010	105,040
Sun TV Network Ltd.	9,588	103,288
Vedanta Ltd.	19,032	102,668
		849,313
Indonesia — 0.2%
United Tractors Tbk. PT	45,300	71,878
Ireland — 0.9%
AerCap Holdings NV	912	85,682
AIB Group plc	7,834	44,937
Cairn Homes plc	28,195	57,672
Glenveagh Properties plc * (a)	31,846	47,424
Greencore Group plc *	25,731	59,607
		295,322
Italy — 4.8%
Banco BPM SpA	8,923	61,780
BFF Bank SpA (a)	8,117	91,752
BPER Banca SpA	14,341	83,910
Buzzi SpA	1,166	45,712
Danieli & C Officine Meccaniche SpA	2,528	72,879
Enel SpA	25,257	180,314
Eni SpA	8,393	134,286
Generali	4,873	126,128
Intesa Sanpaolo SpA	39,600	160,809
Iveco Group NV	3,038	31,198
Mediobanca Banca di Credito Finanziario SpA	4,345	70,533
MFE-MediaForEurope NV, Class B	17,081	79,267
Saipem SpA *	25,310	60,127
UniCredit SpA	4,136	169,885
Unipol Gruppo SpA	6,290	67,771
Webuild SpA (b)	31,428	82,274
		1,518,625
Japan — 14.7%
Asahi Group Holdings Ltd.	2,300	84,670
Cosmo Energy Holdings Co. Ltd.	1,800	96,600
Credit Saison Co. Ltd.	2,200	50,994
ENEOS Holdings, Inc.	16,400	85,928
Furukawa Electric Co. Ltd.	2,000	54,714

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Gunma Bank Ltd. (The)	13,400	90,907
Hokkaido Electric Power Co., Inc.	6,300	42,839
Honda Motor Co. Ltd.	14,400	153,858
Idemitsu Kosan Co. Ltd.	8,800	57,960
Inpex Corp.	6,600	101,914
Isuzu Motors Ltd.	6,600	89,279
ITOCHU Corp.	3,300	169,235
Japan Airlines Co. Ltd.	2,300	37,267
Japan Petroleum Exploration Co. Ltd.	2,000	82,465
JFE Holdings, Inc.	5,400	79,101
Kandenko Co. Ltd.	3,500	47,272
Kansai Electric Power Co., Inc. (The)	4,300	73,598
Kansai Paint Co. Ltd.	2,900	47,628
Marubeni Corp.	6,700	126,093
Mazda Motor Corp.	7,500	64,691
Mitsubishi UFJ Financial Group, Inc.	28,400	328,030
Mitsui & Co. Ltd.	5,400	125,301
Mitsui Fudosan Co. Ltd.	9,800	101,527
Mizuho Financial Group, Inc.	7,900	180,595
Modec, Inc.	2,500	46,635
MS&AD Insurance Group Holdings, Inc.	5,600	132,017
Niterra Co. Ltd.	2,300	68,122
Nomura Real Estate Holdings, Inc.	2,000	55,909
ORIX Corp.	5,500	133,043
Sankyo Co. Ltd.	6,400	71,065
SBI Holdings, Inc.	3,300	85,779
Sega Sammy Holdings, Inc.	3,200	51,820
Sekisui House Ltd.	2,400	60,135
Shimamura Co. Ltd.	1,000	49,011
SKY Perfect JSAT Holdings, Inc.	13,200	77,664
Sojitz Corp.	3,100	73,325
Sompo Holdings, Inc.	4,500	102,609
Subaru Corp.	4,500	86,519
Sumitomo Corp.	5,300	131,692
Sumitomo Electric Industries Ltd.	4,400	66,559
Sumitomo Mitsui Financial Group, Inc.	3,400	245,524
Sumitomo Realty & Development Co. Ltd.	3,100	102,463
Sumitomo Rubber Industries Ltd.	4,500	46,888
Tokyo Steel Manufacturing Co. Ltd.	5,700	72,516
Tokyo Tatemono Co. Ltd.	2,400	41,867
Toyota Motor Corp.	8,800	169,055
Toyota Tsusho Corp.	4,500	89,969
Tsubakimoto Chain Co.	2,300	99,464
UACJ Corp.	1,900	54,098
Yokohama Rubber Co. Ltd. (The)	2,000	45,459
		4,631,673

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — 0.6%
America Movil SAB de CV	137,062	114,543
Grupo Mexico SAB de CV	16,051	90,270
		204,813
Netherlands — 1.9%
ABN AMRO Bank NV, CVA (a)	3,651	63,735
Aegon Ltd.	10,451	67,631
ASR Nederland NV	1,209	60,743
ING Groep NV	9,645	175,066
Koninklijke Heijmans N.V., CVA	3,023	87,404
NN Group NV	2,135	107,143
OCI NV	1,683	40,561
		602,283
Norway — 1.2%
Aker Solutions ASA (a)	17,500	83,495
DNB Bank ASA	3,498	72,269
Frontline plc	1,883	46,408
Hoegh Autoliners ASA	6,464	70,656
Telenor ASA	4,279	50,984
Wallenius Wilhelmsen ASA	4,466	41,526
		365,338
Peru — 0.1%
Hochschild Mining plc *	20,294	47,361
Poland — 0.3%
ORLEN SA	6,125	99,875
Singapore — 1.2%
DBS Group Holdings Ltd.	3,230	88,513
Hafnia Ltd.	8,823	69,909
Oversea-Chinese Banking Corp. Ltd.	10,900	121,324
United Overseas Bank Ltd.	4,400	106,694
		386,440
South Africa — 1.0%
Absa Group Ltd.	7,408	64,999
Kumba Iron Ore Ltd.	2,199	47,969
Mr Price Group Ltd.	6,926	82,257
Nedbank Group Ltd.	7,350	112,563
		307,788
South Korea — 6.1%
BGF retail Co. Ltd.	493	37,237
DB Insurance Co. Ltd.	772	62,376
Doosan Bobcat, Inc.	1,893	57,290
GS Holdings Corp.	1,495	53,520
Hana Financial Group, Inc.	2,638	124,983
Hankook Tire & Technology Co. Ltd.	2,220	72,496
Hyundai Glovis Co. Ltd.	1,144	101,825
Hyundai Marine & Fire Insurance Co. Ltd.	3,058	80,471

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hyundai Mobis Co. Ltd.	407	65,849
Hyundai Motor Co.	648	118,098
Industrial Bank of Korea	4,427	45,172
KB Financial Group, Inc.	1,650	106,666
Kia Corp.	1,409	115,618
Korean Air Lines Co. Ltd.	4,698	73,014
KT Corp.	1,751	50,992
Kumho Petrochemical Co. Ltd.	761	77,190
Samsung Electronics Co. Ltd.	7,203	444,153
Samsung Fire & Marine Insurance Co. Ltd.	408	110,947
Samsung Life Insurance Co. Ltd.	737	52,014
SK Telecom Co. Ltd.	2,011	79,573
		1,929,484
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	19,032	199,478
Banco de Sabadell SA	23,672	49,954
Banco Santander SA	47,452	228,915
Bankinter SA	5,655	48,302
CaixaBank SA	16,732	97,585
Grupo Catalana Occidente SA	1,882	81,364
Tecnicas Reunidas SA *	4,103	51,189
Unicaja Banco SA (a)	34,200	46,034
		802,821
Sweden — 1.8%
Ambea AB (a)	7,644	56,986
Betsson AB, Class B *	5,435	64,692
NCC AB, Class B	3,322	51,291
Skandinaviska Enskilda Banken AB, Class A	7,743	119,083
Storskogen Group AB, Class B	60,620	49,223
Svenska Handelsbanken AB, Class A	6,513	65,741
Swedbank AB, Class A	4,783	101,706
Tele2 AB, Class B	6,576	67,704
		576,426
Switzerland — 2.9%
Aryzta AG *	19,545	37,417
Novartis AG (Registered)	5,410	603,907
UBS Group AG (Registered)	1,519	46,027
Zurich Insurance Group AG	396	217,709
		905,060
Taiwan — 2.0%
Compeq Manufacturing Co. Ltd.	32,000	76,797
Hon Hai Precision Industry Co. Ltd.	44,000	269,937
Pegatron Corp.	33,000	101,941
Sercomm Corp.	21,000	73,356
United Microelectronics Corp.	68,000	108,330
		630,361

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — 0.6%
Bangchak Corp. PCL, NVDR	45,200	39,977
Krung Thai Bank PCL, NVDR	157,300	79,875
PTT Exploration & Production PCL, NVDR	14,300	58,797
		178,649
Turkey — 0.5%
KOC Holding A/S	6,468	42,010
Tofas Turk Otomobil Fabrikasi A/S	6,964	58,878
Turkiye Garanti Bankasi A/S	18,812	70,323
		171,211
United Arab Emirates — 0.8%
Dubai Islamic Bank PJSC	31,403	50,017
Emaar Properties PJSC	56,163	131,961
Emirates NBD Bank PJSC	12,135	63,104
		245,082
United Kingdom — 8.3%
3i Group plc	4,147	166,837
Balfour Beatty plc	10,086	54,613
Barclays plc	53,812	160,914
Beazley plc	5,764	50,663
British Land Co. plc (The), REIT	8,733	46,288
BT Group plc	47,918	86,899
Centrica plc	41,810	71,285
Currys plc *	69,192	72,361
Future plc	3,552	51,122
Great Portland Estates plc, REIT	10,694	48,255
Hiscox Ltd.	2,818	46,020
HSBC Holdings plc	49,586	450,940
Imperial Brands plc	3,771	103,936
Inchcape plc	4,871	52,974
International Consolidated Airlines Group SA *	19,503	41,670
Investec plc	10,176	80,574
ITV plc	56,113	57,729
JET2 plc	2,485	45,619
Kier Group plc	29,106	60,577
Land Securities Group plc, REIT	7,603	62,173
Lloyds Banking Group plc	243,913	186,337
Marks & Spencer Group plc	12,340	52,119
NatWest Group plc	25,654	121,715
Paragon Banking Group plc	6,514	67,311
Serco Group plc	20,177	49,580
Shaftesbury Capital plc, REIT	27,509	53,860
Standard Chartered plc	9,572	94,555
Tesco plc	28,015	119,469
TP ICAP Group plc	17,159	48,860
		2,605,255

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 6.4%
BP plc	45,069	266,408
GSK plc	3,936	76,432
Holcim AG	1,905	178,023
Roche Holding AG	1,812	586,652
Shell plc	16,290	593,997
Stellantis NV	7,137	118,932
Swiss Re AG	1,078	132,900
TI Fluid Systems plc (a)	32,892	55,703
		2,009,047
Total Common Stocks (Cost $28,927,398)		31,035,132
Short-Term Investments — 1.2%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (c) (d)(Cost $344,222)	344,153	344,256
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $27,900)	27,900	27,900
Total Short-Term Investments (Cost $372,122)		372,156
Total Investments — 99.5% (Cost $29,299,520)		31,407,288
Other Assets Less Liabilities — 0.5%		152,758
NET ASSETS — 100.0%		31,560,046

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $26,179.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	23.9%
Oil, Gas & Consumable Fuels	10.3
Insurance	9.6
Metals & Mining	6.3
Pharmaceuticals	5.4
Automobiles	4.0
Trading Companies & Distributors	2.8
Construction & Engineering	2.3
Diversified Telecommunication Services	2.2
Capital Markets	2.0
Broadline Retail	1.9
Machinery	1.9
Automobile Components	1.8
Technology Hardware, Storage & Peripherals	1.7
Real Estate Management & Development	1.4
Specialty Retail	1.2
Electric Utilities	1.2
Media	1.2
Construction Materials	1.1
Energy Equipment & Services	1.1
Electronic Equipment, Instruments & Components	1.1
Financial Services	1.1
Multi-Utilities	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	11.3
Short-Term Investments	1.2
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	5	09/20/2024	EUR	265,259	(3,098)
FTSE 100 Index	1	09/20/2024	GBP	107,440	1,732
					(1,366)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,459,267	$—	$1,459,267
Austria	72,936	259,033	—	331,969
Belgium	—	257,799	—	257,799
Brazil	554,770	—	—	554,770
Canada	1,334,540	—	—	1,334,540
China	135,434	2,509,878	—	2,645,312

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Denmark	$55,938	$255,272	$—	$311,210
Finland	—	490,289	—	490,289
France	—	1,852,499	—	1,852,499
Georgia	—	49,736	—	49,736
Germany	50,573	1,749,035	—	1,799,608
Greece	65,468	86,930	—	152,398
Hong Kong	—	265,771	—	265,771
Hungary	—	95,859	—	95,859
India	105,040	744,273	—	849,313
Indonesia	71,878	—	—	71,878
Ireland	250,385	44,937	—	295,322
Italy	79,267	1,439,358	—	1,518,625
Japan	—	4,631,673	—	4,631,673
Mexico	204,813	—	—	204,813
Netherlands	—	602,283	—	602,283
Norway	97,392	267,946	—	365,338
Peru	—	47,361	—	47,361
Poland	—	99,875	—	99,875
Singapore	—	386,440	—	386,440
South Africa	195,225	112,563	—	307,788
South Korea	—	1,929,484	—	1,929,484
Spain	—	802,821	—	802,821
Sweden	—	576,426	—	576,426
Switzerland	—	905,060	—	905,060
Taiwan	—	630,361	—	630,361
Thailand	—	178,649	—	178,649
Turkey	171,211	—	—	171,211
United Arab Emirates	245,082	—	—	245,082
United Kingdom	229,694	2,375,561	—	2,605,255
United States	—	2,009,047	—	2,009,047
Total Common Stocks	3,919,646	27,115,486	—	31,035,132
Short-Term Investments
Investment Companies	344,256	—	—	344,256
Investment of Cash Collateral from Securities Loaned	27,900	—	—	27,900
Total Short-Term Investments	372,156	—	—	372,156
Total Investments in Securities	$4,291,802	$27,115,486	$—	$31,407,288
Appreciation in Other Financial Instruments
Futures Contracts	$1,732	$—	$—	$1,732
Depreciation in Other Financial Instruments
Futures Contracts	(3,098)	—	—	(3,098)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,366)	$—	$—	$(1,366)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$—	$3,984,435	$3,640,159	$(54)	$34	$344,256	344,153	$4,589	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	400,514	372,614	—	—	27,900	27,900	1,614	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	336,217	369,766	705,983	—	—	—	—	972	—
Total	$336,217	$4,754,715	$4,718,756	$(54)	$34	$372,156		$7,175	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.